UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined

Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 91.2%
COMMUNICATION SERVICES - 12.1%
Diversified Telecommunication Services - 4.4%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$349,076
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	272,663
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	375,722
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.956%	6/12/24	760,000	752,196	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,700,000	2,376,556
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	430,000	518,197
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	164,918
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,672,796
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	225,938
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,257,768
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	408,881

Total Diversified Telecommunication Services				9,374,711

Media - 6.9%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,137,382
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	192,974
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	452,344
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	532,082
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,514,206
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,067,119
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	705,525
Fox Corp., Senior Notes	4.709%	1/25/29	420,000	436,629	(b)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	854,737	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	392,865
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	369,978
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	21,507
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	189,623
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,350,361
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	469,201
UBM PLC, Senior Notes	5.750%	11/3/20	740,000	763,045	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	$77,428
Warner Media LLC, Senior Notes	4.900%	6/15/42	250,000	237,836

Total Media				14,764,842

Wireless Telecommunication Services - 0.8%
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	719,950
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	128,731
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	503,985
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	530,000	505,872

Total Wireless Telecommunication Services				1,858,538

TOTAL COMMUNICATION SERVICES				25,998,091

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.7%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	707,406
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	300,262
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	597,855

Total Automobiles				1,605,523

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	267,889
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	382,071
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	706,409
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	203,599

Total Hotels, Restaurants & Leisure				1,559,968

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	409,223

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	965,466

TOTAL CONSUMER DISCRETIONARY				4,540,180

CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	580,000	606,677
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,595,945
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	103,116

Total Beverages				2,305,738

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	$125,671
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	399,072
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	363,685

Total Food & Staples Retailing				888,428

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	66,425
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	199,984
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	100,000	93,191

Total Food Products				359,600

Tobacco - 2.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,025,419
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	291,182
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	505,126
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,360,450
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	60,563
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	551,466
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	532,930
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	95,424

Total Tobacco				4,422,560

TOTAL CONSUMER STAPLES				7,976,326

ENERGY - 14.2%
Energy Equipment & Services - 0.4%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	957,590

Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	598,000	614,742
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	803,028
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	509,122
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	492,228
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	87,202
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	267,783
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	154,950
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	610,156
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	420,000	427,487
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	241,167
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	106,820
Concho Resources Inc., Senior Notes	4.300%	8/15/28	280,000	282,147
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,964,762
Continental Resources Inc., Senior Notes	4.500%	4/15/23	880,000	897,676

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	$429,029
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	619,053
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	21,688
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	214,369
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	408,868
Energy Transfer LP, Senior Secured Notes	7.500%	10/15/20	420,000	447,300
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	520,820
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	20,901
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	21,609
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	61,357
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	375,255
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	499,791	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,320,000	1,489,023
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	710,000	878,953
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,126,235
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	256,550	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	570,400	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	660,000	676,632
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	554,118
Newfield Exploration Co., Senior Notes	5.750%	1/30/22	350,000	369,250
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	60,581	(b)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	686,585
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	225,923
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	30,759
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	583,530
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	730,913
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	418,600
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	67,480
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,933,183
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	612,205
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	932,120
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	213,199
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	10,445

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	$809,965
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,550,727
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	672,114
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	460,000	469,739
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,046,926
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,170,028
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	74,572
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	199,321

Total Oil, Gas & Consumable Fuels				29,519,386

TOTAL ENERGY				30,476,976

FINANCIALS - 31.6%
Banks - 18.1%
Banco Mercantil del Norte SA, Junior
Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	394,000	(a)(b)(c)
Bank of America Corp., Junior Subordinated
Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	627,772	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR +3.705%)	6.250%	9/5/24	880,000	931,440	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	434,334	(a)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	2,791,889
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,632,492
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	709,331	(a)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	904,499
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	464,222
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	320,000	319,467	(a)(c)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	380,000	367,209
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,603,266	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	240,000	$253,040	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,157,343	(a)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,375,616	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,092,894
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	438,775
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	501,679
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,255,139
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	778,296
Citizens Bank NA, Senior Notes	3.250%	2/14/22	1,170,000	1,172,956
Cooperatieve Rabobank U.A., Senior Notes	5.750%	12/1/43	750,000	861,178
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,531,015	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	515,000	(a)(b)(c)
Danske Bank, Senior Notes	5.000%	1/12/22	740,000	755,799	(b)
Danske Bank, Senior Notes	5.375%	1/12/24	530,000	546,745	(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	803,668	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	453,261	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,377,391	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	721,585	(a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,887,528
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	872,059
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	640,770	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year Swap Rate + 4.496%)	7.500%	9/27/25	470,000	$481,268	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	892,673
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	670,142
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	891,050	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,021,060	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	882,152
Santander Holdings USA Inc., Senior Notes	4.400%	7/13/27	500,000	488,922
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	439,467	(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	583,988	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/4/19	410,000	398,305	(a)(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	404,416
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	535,663

Total Banks				38,860,764

Capital Markets - 5.8%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	238,477
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	895,151
Credit Suisse Group AG, Junior Subordinated
Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	400,000	400,590	(a)(b)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	90,319
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,075,807
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,080,398	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	70,570
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,000,000	1,017,091
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,282,780	(b)
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	1,993,195
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	176,161
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	150,521
State Street Corp., Senior Notes (4.141% to 12/3/28 then 3 mo. USD LIBOR + 1.030%)	4.141%	12/3/29	720,000	761,201	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	$363,724
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	920,000	928,740	(a)(b)(c)

Total Capital Markets				12,524,725

Consumer Finance - 2.0%
American Express Co., Senior Notes	3.700%	8/3/23	1,000,000	1,019,726
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,505,075
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	470,400
Synchrony Financial, Senior Notes	3.700%	8/4/26	1,300,000	1,186,303

Total Consumer Finance				4,181,504

Diversified Financial Services - 0.9%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	165,329	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	346,807	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	238,500	(b)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.550%	12/21/65	800,000	610,820	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	221,389
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	356,341

Total Diversified Financial Services				1,939,186

Insurance - 4.4%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,056,134
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	75,661
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	301,762
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	355,950	(b)
Harborwalk Funding Trust, Subordinated Notes (5.077% to 2/15/49 then 3 mo. USD LIBOR + 3.191%)	5.077%	2/15/69	670,000	670,000	(a)(b)(d)
Liberty Mutual Group Inc., Senior Notes (7.800% to 3/15/37 then 3 mo. USD LIBOR + 3.576%)	7.800%	3/7/87	330,000	376,677	(a)(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,002,283	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	426,645	(b)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/66	1,000,000	1,061,445	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	$794,110	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,385,729	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	705,156	(b)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	505,507
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	625,477

Total Insurance				9,342,536

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	763,840	(b)

TOTAL FINANCIALS				67,612,555

HEALTH CARE - 10.2%
Biotechnology - 1.0%
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,075,053
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	395,276
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	111,604
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	483,062
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	100,476

Total Biotechnology				2,165,471

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	459,883
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,138,461
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,110,000	1,088,507
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	446,425

Total Health Care Equipment & Supplies				3,133,276

Health Care Providers & Services - 6.0%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	602,022
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	801,000	837,045	(a)(e)(f)
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	549,093	(b)
Cigna Corp., Senior Notes	4.375%	10/15/28	540,000	548,091	(b)
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	537,701	(b)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	54,386
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,480,901
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,612,427
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,003,273
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	534,285
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	920,980

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	$146,047
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	364,133
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	428,663
Magellan Health Inc., Senior Notes	4.400%	9/22/24	650,000	615,832
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	259,973
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	250,000	254,003
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	256,071
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	554,556
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	239,558

Total Health Care Providers & Services				12,799,040

Pharmaceuticals - 1.7%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	790,000	737,943
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	120,000	124,950	(b)(d)
Bausch Health Cos. Inc., First Lien Notes	5.750%	8/15/27	140,000	141,575	(b)(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	510,000	548,250	(b)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	791,286
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,359,368
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	40,846

Total Pharmaceuticals				3,744,218

TOTAL HEALTH CARE				21,842,005

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	330,000	334,125	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	496,109
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	977,015
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	303,776
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	719,732
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	52,587
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	214,554
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,713,564
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	181,608

Total Aerospace & Defense				4,993,070

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Senior Notes	6.200%	1/15/38	700,000	871,818

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.7%
American Airlines Pass Through Trust	5.600%	7/15/20	245,356	$248,717	(b)
Continental Airlines Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	476,725	487,785
Continental Airlines Pass Through Trust, Senior Secured Notes	6.250%	4/11/20	128,342	130,620
Delta Air Lines Pass Through Trust, Certificates	8.021%	8/10/22	76,334	84,002
Delta Air Lines Pass Through Trust, Certificates Senior Secured Notes	7.750%	12/17/19	190,872	196,590
US Airways Pass Through Trust, Senior Secured Notes	5.900%	10/1/24	399,565	427,275

Total Airlines				1,574,989

Commercial Services & Supplies - 0.9%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	222,946
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	775,295
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	230,000	278,210
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	672,680

Total Commercial Services & Supplies				1,949,131

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	378,260
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,273,599

Total Industrial Conglomerates				1,651,859

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	378,582

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	482,524

Trading Companies & Distributors - 0.2%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	332,672	(b)

TOTAL INDUSTRIALS				12,234,645

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	444,367
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	361,998

Total Communications Equipment				806,365

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	248,222
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	62,897

Total Semiconductors & Semiconductor Equipment				311,119

Software - 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,615,223
salesforce.com Inc., Senior Notes	3.700%	4/11/28	120,000	123,106

Total Software				1,738,329

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	$1,028,912	(b)

TOTAL INFORMATION TECHNOLOGY				3,884,725

MATERIALS - 3.5%
Metals & Mining - 3.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	424,500	(b)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	700,000	733,140
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	780,000	856,772	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	420,000	427,718	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	99,125
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	1,007,000
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	910,000	867,330	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	60,000	62,088	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	600,000	555,000	(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,112,600
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	217,087

TOTAL MATERIALS				7,362,360

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
MPT Operating Partnership LP/MPT Finance
Corp., Senior Notes	5.000%	10/15/27	400,000	398,000
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	551,071
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	967,788
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000	1,070,175
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	508,557

Total Equity Real Estate Investment Trusts (REITs)				3,495,591

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	531,945

TOTAL REAL ESTATE				4,027,536

UTILITIES - 4.4%
Electric Utilities - 4.4%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,216,628
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	560,803
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	768,273
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	475,955

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000		$3,923,081
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	230,000		235,066	(b)
MidAmerican Energy Co., Senior Notes	3.650%	4/15/29	240,000		243,153
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000		830,000	*(g)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		443,152
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		763,561

TOTAL UTILITIES					9,459,672

TOTAL CORPORATE BONDS & NOTES (Cost - $184,574,994)					195,415,071

SOVEREIGN BONDS - 2.8%
Argentina - 1.9%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	8,960,000	ARS	249,194	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	650,000	ARS	13,416
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	930,000		728,888
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000		120,656
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		196,433
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		1,746,650	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		1,023,600	(b)

Total Argentina					4,078,837

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	310,000		338,660	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000		218,840	(b)

Total Ecuador					557,500

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	400,000		410,520	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	360,000		374,225	(b)

Total Egypt					784,745

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	260,000	$259,895	(b)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000	217,928	(b)

Total Nigeria				477,823

TOTAL SOVEREIGN BONDS (Cost - $6,875,944)				5,898,905

			SHARES
PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Banks - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.469%		85,800	2,229,942	(a)

Capital Markets - 0.0%
Carlyle Group LP	5.875%		3,725	82,471

Diversified Financial Services - 0.2%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	9.121%		13,450	359,384	(a)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.874%		9,325	215,641	(a)

TOTAL PREFERRED STOCKS (Cost - $2,739,074)				2,887,438

			FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Bonds	3.375%	11/15/48	530,000	560,340
U.S. Treasury Notes	2.625%	2/15/29	1,155,000	1,146,360

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,714,082)				1,706,700

MUNICIPAL BONDS - 0.6%
California - 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	513,030	(b)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	254,218

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	$560,480

TOTAL MUNICIPAL BONDS (Cost - $1,357,760)				1,327,728

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,261,854)				207,235,842

			SHARES

SHORT-TERM INVESTMENTS - 2.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $5,091,918)	2.374%		5,091,918	5,091,918

TOTAL INVESTMENTS - 99.1% (Cost - $202,353,772)				212,327,760
Other Assets in Excess of Liabilities - 0.9%				2,031,986

TOTAL NET ASSETS - 100.0%				$214,359,746

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Restricted security (Note 2).

(g)	The coupon payment on these securities is currently in default as of February 28, 2019.

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	37	6/19	$7,855,842	$7,851,227	$(4,615)
U.S. Treasury 5-Year Notes	14	6/19	1,606,384	1,603,875	(2,509)
U.S. Treasury Ultra Long-Term Bonds	10	6/19	1,616,492	1,595,937	(20,555)

					(27,679)

Contracts to Sell:
U.S. Treasury 10-Year Notes	64	6/19	7,815,389	7,808,000	7,389
U.S. Treasury Long-Term Bonds	72	6/19	10,476,273	10,401,750	74,523

					81,912

Net unrealized appreciation on open futures contracts					$54,233

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	1,215,000	USD	1,557,054	Goldman Sachs Group Inc.	4/17/19	$58,542

Abbreviations used in this table:

GBP	— British Pound
USD	— United States Dollar

At February 28, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 3.600%, due 11/15/20)	$856,423	3/20/19	0.105%	1.000% quarterly	$(423)	$(237)	$(186)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$21,004,960	$837,045	$21,842,005
Other Corporate Bonds & Notes	—	173,573,066	—	173,573,066
Sovereign Bonds	—	5,898,905	—	5,898,905
Preferred Stocks:
Financials	$2,671,797	215,641	—	2,887,438
U.S. Government & Agency Obligations	—	1,706,700	—	1,706,700
Municipal Bonds	—	1,327,728	—	1,327,728

Total Long-Term Investments	2,671,797	203,727,000	837,045	207,235,842

Short-Term Investments†	5,091,918	—	—	5,091,918

Total Investments	$7,763,715	$203,727,000	$837,045	$212,327,760

Other Financial Instruments:
Futures Contracts	$81,912	—	—	$81,912
Forward Foreign Currency Contracts	—	$58,542	—	58,542

Total Other Financial Instruments	$81,912	$58,542	—	$140,454

Total	$7,845,627	$203,785,542	$837,045	$212,468,214

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$27,679	—	—	$27,679
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	$423	—	423

Total	$27,679	$423	—	$28,102

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 2/28/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$801,000	6/17	$795,292	$837,045	$104.50	0.39%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019